ACQUISITION (Details 4) (USD $) In Thousands, unless otherwise specified			12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Customer relationship Minimum	Mar. 31, 2014 Customer relationship Maximum	Mar. 31, 2014 Operating license Minimum	Mar. 31, 2014 Operating license Maximum	Mar. 31, 2014 Contract backlog Minimum	Mar. 31, 2014 Contract backlog Maximum	Jul. 31, 2013 Yuanhua	Mar. 31, 2014 Yuanhua	Jul. 31, 2013 Yuanhua Customer relationship	Jul. 31, 2013 Yuanhua Customer relationship Minimum	Jul. 31, 2013 Yuanhua Customer relationship Maximum	Jul. 31, 2013 Yuanhua Operating license	Jul. 31, 2013 Yuanhua Contract backlog	Jul. 31, 2013 Yuanhua Trade-name
Acquisition
Percentage of equity interest acquired									100.00%
Cash consideration									$ 27,600
Acquisition-related costs									0
Net tangible assets:
Current assets									8,059
Non-current assets									1,150
Deferred tax assets									371
Total									9,580
Net tangible liabilities:
Current liabilities									(6,060)
Total									(6,060)
Indefinite-lived intangible assets																4,830
Finite-lived intangible assets											6,307			49	49
Goodwill	41,412	17,791							15,654
Deferred tax liability									(2,809)
Total									24,080
Total consideration									27,600
Estimated useful life			2 years 1 month 6 days	10 years	3 months 18 days	4 years 9 months 18 days	4 months 24 days	10 months 24 days				5 years	7 years 4 months 24 days	2 years 3 months 18 days	10 months 24 days
Net revenue										10,091
Net (loss) income										$ (1,023)